Share-based payments	12 Months Ended
Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based payments

8. Share-based payments

2021 Plan

During the year ended December 31, 2021, in connection with the initial public offering (“IPO”), the Company implemented a new incentive award program, the 2021 Incentive Award Plan (“2021 Plan”). The principal purpose of the 2021 Plan is to attract, retain and motivate selected employees, consultants and members of the Board of Directors through the granting of share-based compensation awards and cash-based performance bonus awards from 2021 and onwards. 69,496,515 shares have been reserved for grants pursuant to a variety of share-based compensation awards, including, but not limited to, stock options and restricted stock units (“RSUs”). To secure the future delivery of the shares under the 2021 Plan the shareholders resolved to issue 69,496,515 warrants.

RSUs

During the twelve months ended December 31, 2022, the Company, under the 2021 Plan, granted 8,024,889 RSUs, of which 841,514 RSUs were granted to members of key management, including our Executive Officers (CEO and CFO), and the Board of Directors. 542,922 RSUs vested during the period related to the May 2021 and November 2021 grant, of which 32,940 were to key management. The RSUs are accounted for as equity-settled share-based payment transactions. The RSUs are measured based on the fair market value of the underlying ordinary shares on the date of grant. The RSUs granted to employees under the 2021 plan vest in equal installments on each of the first three anniversaries of the date of grant, subject to continued service. The RSUs granted to members of its Board of Directors vest on the date of the next Annual General Meeting of shareholders following the grant date, subject to continued service on the applicable vesting date.

Activity in the Group´s RSUs outstanding and related information is as follows:

	Weighted average grant date fair value ($)	Number of RSUs
As of December 31, 2020	—	—
Granted during the period	14.78	1,832,777
Forfeited during the period	16.16	(131,770)
As of December 31, 2021	14.67	1,701,007
Granted during the period	3.07	8,024,889
Forfeited during the period(1)	5.17	(1,035,380)
Vested during the period	14.96	(542,922)
As of December 31, 2022	4.42	8,147,594

—

(1)
Includes 493,856 forfeited RSUs related to the Company's organizational restructuring and the YYF Transaction. Refer to Note 34 Non-current assets held for sale for details on the YYF Transaction.

Employee stock options

During the twelve months ended December 31, 2022, the Company granted 9,651,313 stock options of which 7,113,813 were granted to members of key management. 2,334,105 stock options vested during the period, of which 1,901,936 were to key management. The stock options are accounted for as equity-settled share-based payment transactions. For stock options granted under the 2021 Plan, the exercise price is equal to the fair value of the ordinary shares on grant date. The stock options granted to participants under the 2021 Plan vest in equal installments on each of the first three anniversaries of the date of grant, subject to continued service. The stock options expire, in relation to each installment under the vesting schedule, five years after vesting, corresponding to a total term of six, seven and eight years for the respective installment.

Activity in the Group's stock options outstanding and related information is as follows:

	Weighted average exercise price ($)	Number of employee stock options
As of December 31, 2020	—	—
Granted during the period	16.86	7,002,430
Forfeited during the period	17.00	(44,118)
As of December 31, 2021	16.86	6,958,312
Granted during the period	3.45	9,651,313
Forfeited during the period(1)	6.71	(2,204,399)
Expired during the period	17.00	(66,174)
As of December 31, 2022	9.40	14,339,052
Vested and exercisable as of December 31, 2022	16.86	2,267,931

—

(1)
Includes 1,213,585 forfeited stock options related to the Company’s organizational restructuring during the year ended December 31, 2022.

The fair value at grant date of the stock options granted during the financial year 2022 was USD 1.49 for the May 2022 grant date and USD 0.86 for the November 2022 grant date. The fair value at grant date of the stock options granted during the financial year 2021 was USD 6.24 for the May 2021 grant date and USD 3.67 for the November 2021 grant date. The fair value of the stock options at grant date has been determined using the Black-Scholes option-pricing model, which takes into account the exercise price, the expected term of the stock options, the share price at grant date, expected price volatility of the underlying share, the expected dividend yield, the risk-free interest rate for the term of the stock options and the correlations and volatilities of the peer group companies. The Company does not anticipate paying any cash dividends in the near future and therefore uses an expected dividend yield of zero in the option valuation model.

The following tables lists the inputs to the Black-Scholes option-pricing model used for employee stock options granted during the financial year 2022 and 2021, respectively:

	May 2022	November 2022
Exercise price ($)	3.56	1.88
Expected term (years)	6-8	6-8
Share price at grant date	3.56	1.88
Expected price volatility of the Company's shares (%)	35.00	37.00
Risk-free interest rate (%)	2.82-2.81	3.96-3.89

	May 2021	November 2021
Exercise price ($)	17.00	9.92
Expected term (years)	6-8	6-8
Share price at grant date	17.00	9.92
Expected price volatility of the Company's shares (%)	33.00	33.00
Risk-free interest rate (%)	1.09-1.44	1.34-1.48

Valuation assumptions are determined at each grant date and, as a result, are likely to change for share-based awards granted in future periods. Changes to the input assumptions could materially affect the estimated fair value of the employee stock options. The sensitivity analysis below shows the impact of increasing and decreasing the share price by 10%, expected volatility by 2% as well as the impact of increasing and decreasing the expected term by 6 months.

The following tables shows the impact of these changes on fair value per employee stock option granted 2022 and 2021, respectively:

	May 2022	November 2022
Share price decrease 10%	(0.26)	(0.14)
Share price increase 10%	0.27	0.15
Volatility decrease 2%	(0.06)	(0.03)
Volatility increase 2%	0.06	0.03
Expected life decrease 6 months	(0.06)	(0.03)
Expected life increase 6 months	0.05	0.03

	May 2021	November 2021
Share price decrease 10%	(1.16)	(0.68)
Share price increase 10%	1.23	0.73
Volatility decrease 2%	(0.31)	(0.18)
Volatility increase 2%	0.31	0.18
Expected life decrease 6 months	(0.26)	(0.14)
Expected life increase 6 months	0.26	0.14

Share-based payments expense was $35.5 million for the twelve months ended December 31, 2022 (2021: $23.6 million, 2020: $1.0 million).